SHARE-BASED COMPENSATION - Narrative (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2017 shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 EUR (€) shares vesting_tranche company	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | €					€ 17,480,000	€ 22,491,000	€ 28,179,000
Unrecognized compensation expense | €					€ 19,298,000
PSU and RSU Awards Under Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares to be received for each PSU or RSU (shares)	1				1
Performance period	5 years
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentages (percent)					100.00%
Performance period	3 years
Number of instruments granted in share-based payment arrangement (shares)					174,000
Number of equal vesting tranches | vesting_tranche					3
Number of companies in industry specific peer group | company					8
Number of outstanding awards that had vested (Shares)					230,282	0	0
Percentage of Target Awards that Vest (percent)		76.00%	12.00%	12.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares to be received for each PSU or RSU (shares)	1
Number of instruments granted in share-based payment arrangement (shares)					111,000	10,000	119,000
Number of equal vesting tranches | vesting_tranche					3
Number of outstanding awards that had vested (Shares)					40,087	0	0
Members of SMT and Key Leaders | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)						21,000	237,000
Chief Executive Officer | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)							450,000
Bottom of range | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share) | €					€ 110.57	€ 61.30	€ 59.36
Bottom of range | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share) | €					119.54	110.76	63.00
Top of range | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share) | €					111.64	111.92	72.06
Top of range | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share) | €					€ 120.56	€ 112.99	€ 64.64
Achievement of target TSR ranking | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of companies in industry specific peer group | company					8
Percentage of Target Awards that Vest (percent)					50.00%
Achievement of target EBITDA | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)					30.00%
Achievement of technological innovation and new model development | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)					20.00%